Cover	Mar. 15, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 15, 2022
Entity Registrant Name	OPIANT PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38193
Entity Tax Identification Number	46-4744124
Entity Address, Address Line One	233 Wilshire Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
City Area Code	310
Local Phone Number	598 5410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OPNT
Security Exchange Name	NASDAQ
Entity Central Index Key	0001385508
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	233 Wilshire Blvd
Entity Address, Address Line Two	Suite 280
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401